Other Financial Liabilities	12 Months Ended
Mar. 31, 2022
Disclosure Of Redesignated Financial Assets And Liabilities Text Block Abstract
OTHER FINANCIAL LIABILITIES

NOTE 13 — OTHER FINANCIAL LIABILITIES

Other financial liabilities consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Payable in connection with the Acquisition of DDC CATV Network Private Limited (refer note 24)	$—	$265,410
Interest on tax payable	845,792	273,577
Interest accrued on 7% senior secured promissory note	337,745	—
Share warrants liability	75,322	—
Professional fees payable	251,381	26,041
	$1,510,240	$565,028

Share Warrants Liability

On July 1, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with an institutional investor (the “Investor”), pursuant to which it sold to the Investor 100 units (each, a “Unit” and collectively, the “Units”) at a price of $8,800 per Unit, consists of (i) a six-month, 7% Senior Secured Promissory Note in the aggregate principal amount of $10,000 per Unit purchased, reflecting an original issue discount of 12% (the “Note”), and (ii) one half of a three-year warrant (each, a “Warrant” and collectively, the “Warrants”) to purchase 10,000 shares of the Company’s common shares (the transaction, the “Bridge Financing”).

In accordance with IFRS, a contract that will or may be settled other than by the exchange of a fixed amount of cash for a fixed number of the entity’s own equity fails to meet the definition of equity and must instead be classified as a liability and measured at fair value with changes in fair value recognized in the consolidated statements of profit or loss and other comprehensive income loss at each reporting date. The liabilities will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants.

The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:

Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322

During the year ended March 31, 2022 the Company recorded a gain on change in fair value of warrant liability of 1,487,589. During the year ended March 31, 2021 there were no warrant liabilities or corresponding changes in valuation.

The Warrant Liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock price and historical volatility as inputs.

F-36

The fair value of warrant liability was measured using a Black Schole Model. Significant inputs in to the model at the inceptions and reporting period measurement date are follows:

BSM Assumptions	As of July 1, 2021	As of March 31, 2022
Current Stock Price (1)	11	4.75
Strike Price (1)	10	10
Time to Maturity (1)	3 years	2.25 years
Dividend Yield (2)	-	-
Historical Volatility (3)	35.49%	34.90%
Risk Free interest Rate (4)	0.47%	2.45%

1.	Based on the agreement dated July 1, 2021

2.	No dividend is declared or paid since inception of the Company

3.	Based on the Volatility research carried out

4.	Based on Interest rate for US treasury bonds